Income tax benefit (expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 1,330,027	$ 2,149,129
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (188,093)	$ (285,668)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(3.00%)	(3.00%)
Nondeductible Expenses	$ (21,848)	$ (91,510)
[custom:NondeductibleExpensesPercentage]	(0.00%)	(1.00%)
[custom:DerecognitionOfPreviouslyRecognizedTaxBenefit]	$ (17,798,883)	$ 0
[custom:DerecognitionOfPreviouslyRecognizedTaxBenefitPercentage]	(335.00%)	0.00%
Change In Valuation Allowance And Other	$ (1,071,648)	$ (1,771,951)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(21.00%)	(21.00%)
[custom:IncomeTaxExpense]	$ (17,798,883)
[custom:IncomeTaxExpensePercentage]	(335.00%)
Income Tax Benefit		$ 0
Addition for tax positions of prior years	$ 16,046,894
Total amount of gross unrecognized tax benefits at end of period	16,046,894
Deferred income tax assets
Net operating loss carry forwards	43,223,586	39,298,070
Property, Plant and Equipment	(3,410)	2,129,038
Other	1,615,179	1,672,940
Total deferred income tax asset	44,835,355	43,100,048
Valuation allowance	(44,598,283)	(43,090,943)
Deferred income tax assets net of valuation allowance	237,072	9,105
Deferred income tax liabilities
Other	(237,072)	(9,105)
Net deferred income tax asset
Canadian Tax Loss Carryforward Expiring 2026	1,979,496
Canadian Tax Loss Carryforward Expiring 2027	3,673,687
Canadian Tax Loss Carryforward Expiring 2028	14,002,422
Canadian Tax Loss Carryforward Expiring 2029	13,270,198
Canadian Tax Loss Carryforward Expiring 2030	16,394,592
Canadian Tax Loss Carryforward Expiring 2031	18,358,148
Canadian Tax Loss Carryforward Expiring 2032	5,326,477
Canadian Tax Loss Carryforward Expiring 2033	7,743,602
Canadian Tax Loss Carryforward Expiring 2034	8,972,136
Canadian Tax Loss Carryforward Expiring 2035	12,807,063
Canadian Tax Loss Carryforward Expiring 2036	15,226,250
Canadian Tax Loss Carryforward Expiring 2037	11,482,681
Canadian Tax Loss Carryforward Expiring 2038	1,098,861
Canadian Tax Loss Carryforward Expiring 2039	2,863,946
Canadian Tax Loss Carryforward Expiring 2040	4,257,132
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	15,410,324
[custom:CanadianTaxLossCarryforwardExpiring2042-0]	4,056,938
[custom:CanadianTaxLossCarryforwardExpiring2043-0]	10,964,907
[custom:UsTaxLossCarryforward-0]	5,958,910
Total Us Tax Loss Carryforward	5,958,910
Total Canadian Tax Loss Carryforward	$ 167,888,860